Commitments And Contingencies (Schedule Of Content Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 690,337
2014	609,729
2015	54,682
Total estimated commitments	1,354,748
Sony [Member]
Long-term Purchase Commitment [Line Items]
2013	225,667
2014	158,354
2015	0
Total estimated commitments	384,021
End Date	Sep. 30, 2014	[1]
Release Term	Day & Date(2)	[2]
Warner [Member]
Long-term Purchase Commitment [Line Items]
2013	101,772
2014	120,388
2015	16,255
Total estimated commitments	238,415
End Date	Dec. 31, 2014
Release Term	Delay(3)	[3]
Fox [Member]
Long-term Purchase Commitment [Line Items]
2013	89,100
2014	92,062
2015	38,427
Total estimated commitments	219,589
End Date	Apr. 21, 2015
Early Termination Date	Apr. 30, 2013
Release Term	Delay(3)	[3]
Paramount [Member]
Long-term Purchase Commitment [Line Items]
2013	89,097
2014	95,970
2015	0
Total estimated commitments	185,067
End Date	Dec. 31, 2014	[1]
Release Term	Day & Date(2)	[2]
Universal [Member]
Long-term Purchase Commitment [Line Items]
2013	85,819
2014	55,597
2015	0
Total estimated commitments	141,416
End Date	Aug. 31, 2014
Release Term	Delay(3)	[3]
Lionsgate [Member]
Long-term Purchase Commitment [Line Items]
2013	51,673
2014	38,341
2015	0
Total estimated commitments	90,014
End Date	Aug. 31, 2014
Release Term	Day & Date(2)	[2]
Summit [Member]
Long-term Purchase Commitment [Line Items]
2013	27,766
2014	28,827
2015	0
Total estimated commitments	56,593
End Date	Dec. 31, 2014
Release Term	Day & Date(2)	[2]
Anchor Bay [Member]
Long-term Purchase Commitment [Line Items]
2013	19,443
2014	20,190
2015	0
Total estimated commitments	$ 39,633
End Date	Dec. 31, 2014
Release Term	Day & Date(2)	[2]

[1]	Agreement includes, at the studio’s sole discretion, the option for two one-year extensions following the end date.
[2]	Content licensed under the agreement is available for rental on the same day and date as the retail release.
[3]	Content licensed under the agreement is available for rental after a certain number of days following the retail release.